Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

15. LEASES

The Company leases buildings, office facilities, land use rights and batteries in PRC. The Company does not have any finance lease for the years ended December 31, 2021 and 2022. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Company’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to cost of sales, research and development expenses and general and administrative expenses.

A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 was as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Operating lease right-of-use assets, net	25,666	19,250	2,791
Operating lease liabilities, current	4,315	1,696	246
Operating lease liabilities, non-current	3,665	4,789	694
Weighted average remaining lease terms	2.36 years	3.79 years
Weighted average discount rate	4.75%	4.41%

Cash flow information related to leases consists of the following:

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	8,538	6,603	957
Derecognition of right-of use-assets	-	7,408	1,074
Derecognition of lease liabilities	-	5,658	820

Amortization of right-of-use assets:

As of December 31, 2022
RMB
FY2023	1,948
FY2024	1,063
FY2025	1,075
FY2026	1,087
FY2027	1,087
FY2028	621
FY2029	290
FY2030	145
Total future lease payment	7,316
less: imputed interest	831
Represent value of future lease payments(1)	6,485

(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,696 (US$246) and RMB4,789 (US$694) for the year ended December 31, 2022, respectively.